                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6561

                      (Investment Company Act File Number)

                                   CCMI Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/03

               Date of Reporting Period: Fiscal year ended 5/31/03

Item 1.     Reports to Stockholders

[Logo of CCMI Equity Fund]

CCMI EQUITY FUND

A Portfolio of CCMI Funds

INVESTMENT REVIEW

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

LAST MEETING OF SHAREHOLDERS

May 31, 2003

Not FDIC Insured • May Lose Value • No Bank Guarantee

Investment Review

The investment objective for the CCMI Equity Fund (Fund) is to provide high total returns over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The Fund attempts to achieve this objective by investing primarily in a broad, diversified group of common stocks of companies deemed to have above average growth prospects, selling at reasonable valuations.

The Fund experienced a (6.55)% return at net asset value over the past twelve months ended May 31, 2003. This compares favorably to the (8.06)% return for the Standard & Poor's 500 Index (S&P 500).1 Stock selection was the primary reason for the outperformance. Citigroup, IBM, and Merck were among the top performing stocks during this time period that contributed to the Fund's outperformance. Each of these companies has been successful in consistently growing their earnings despite the economic malaise. The Fund's additions of Disney and McDonalds during the year also benefited the Fund's performance. The Fund's top ten positions as of May 31, 2003, and their weightings as a percent of the Fund's total net assets were:

Exxon Mobil Corp.	3.3%
Pfizer, Inc.	2.5%
Berkshire Hathaway, Inc., Class B	2.4%
Citigroup, Inc.	2.3%
Gillette Co.	2.3%
Merck & Co., Inc.	2.2%
Washington Mutual, Inc.	2.1%
Molex, Inc., Class A	2.1%
Jefferson-Pilot Corp.	2.0%
Alcoa, Inc.	2.0%

We continue to use the same disciplined approach to manage the Fund. Specifically, we continue to invest in companies that have superior management teams with proven track records, strong competitive positions, and above average long-term growth prospects. We seek to invest in these companies while the stocks are selling at reasonable valuations. Our discipline also dictates that the Fund have representation in all of the economic sectors with weightings that approach those of the S&P 500.

Thank you for your continued confidence and for your investment in the CCMI Equity Fund.

1 S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through change in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made in an index.

CCMI EQUITY FUND

GROWTH OF $10,000 INVESTED IN CCMI EQUITY FUND

Average Annual Total Returns[1] For The Period Ended May 31, 2003
1 Year	(11.92)%
5 Years	(0.98)%
Start of Performance (12/5/94)	9.53%

The graph above illustrates the hypothetical investment of $10,0002 in CCMI Equity Fund (the "Fund") from December 5, 1994 (start of performance) to May 31, 2003, compared to the Standard & Poor's 500 Index (S&P 500)3.

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Total returns quoted reflect 5.75% maximum sales charge.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. From August 1, 1999 to April 1, 2002, the Fund Shares were sold without a sales charge. Prior to August 1, 1999, the Fund Shares were sold with a maximum sales charge of 4.50%.

3 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

Portfolio of Investments

May 31, 2003

Shares			Value
		COMMON STOCKS--91.3%
		Communications--3.3%
53,000		SBC Communications, Inc.	$1,349,380
45,000		Sprint Corp.	610,200
30,000		Verizon Communications	1,135,500

		TOTAL	3,095,080

		Consumer Non-Durables--9.5%
30,000		Anheuser-Busch Cos., Inc.	1,578,900
42,000	[1]	Constellation Brands, Inc., Class A	1,157,940
31,000		General Mills, Inc.	1,450,180
63,000		Gillette Co.	2,117,430
30,000		Kraft Foods, Inc., Class A	972,000
35,000		PepsiCo, Inc.	1,547,000

		TOTAL	8,823,450

		Consumer Services--8.7%
50,000		Carnival Corp.	1,530,000
60,000	[1]	Comcast Corp., Class A	1,729,200
52,500		Darden Restaurants, Inc.	1,040,025
15,000		Gannett Co., Inc.	1,185,000
65,000		McDonald's Corp.	1,217,450
70,000		Walt Disney Co.	1,375,500

		TOTAL	8,077,175

		Electronic Technology--6.7%
47,000	[1]	Applied Materials, Inc.	731,320
85,000	[1]	Cisco Systems, Inc.	1,383,800
150,000	[1]	CommScope, Inc.	1,525,500
40,000	[1]	Electronics for Imaging, Inc.	794,800
45,000		Intel Corp.	937,800
42,000		Texas Instruments, Inc.	861,000

		TOTAL	6,234,220

		Energy Minerals--7.1%
25,000		Anadarko Petroleum Corp.	1,232,000
15,000		ChevronTexaco Corp.	1,064,100
22,500		ConocoPhillips	1,214,325
85,000		Exxon Mobil Corp.	3,094,000

		TOTAL	6,604,425

		COMMON STOCKS--continued
		Finance--19.2%
38,000		American Express Co.	$1,583,080
26,200		American International Group, Inc.	1,516,456
950	[1]	Berkshire Hathaway, Inc., Class B	2,255,300
52,066		Citigroup, Inc.	2,135,747
40,100		Duke Realty Investments, Inc.	1,138,038
45,000		FleetBoston Financial Corp.	1,330,650
50,000		J.P. Morgan Chase & Co.	1,643,000
45,000		Jefferson-Pilot Corp.	1,898,550
35,000		Merrill Lynch & Co., Inc.	1,515,500
30,000		Prologis Trust	806,700
48,000		Washington Mutual, Inc.	1,957,440

		TOTAL	17,780,461

		Health Services--1.4%
40,000	[1]	Laboratory Corporation of America Holdings	1,286,000

		Health Technology--12.4%
25,000		Abbott Laboratories	1,113,750
15,000	[1]	Amgen, Inc.	970,650
30,000		Bristol-Myers Squibb Co.	768,000
25,000		Johnson & Johnson	1,358,750
35,000	[1]	Medimmune, Inc.	1,240,750
37,000		Merck & Co., Inc.	2,056,460
74,000		Pfizer, Inc.	2,295,480
38,000		Wyeth	1,666,300

		TOTAL	11,470,140

		Industrial Services--1.7%
32,000		Schlumberger Ltd.	1,555,840

		Non-Energy Minerals--3.0%
75,000		Alcoa, Inc.	1,845,750
20,000		Nucor Corp.	952,800

		TOTAL	2,798,550

		Producer Manufacturing--5.3%
47,000		General Electric Co.	1,348,900
78,900		Molex, Inc., Class A	1,901,490
24,000		United Technologies Corp.	1,638,000

		TOTAL	4,888,390

		Retail Trade--1.2%
30,000	[1]	Costco Wholesale Corp.	1,111,500

Shares or Principal Amount		Value
	COMMON STOCKS--continued
	Technology Services--6.3%
75,000	Autodesk, Inc.	$1,118,250
10,000	Automatic Data Processing, Inc.	349,000
32,000	First Data Corp.	1,325,440
15,000	International Business Machines Corp.	1,320,600
70,000	Microsoft Corp.	1,722,700

	TOTAL	5,835,990

	Transportation--0.8%
12,000	United Parcel Service, Inc.	749,160

	Utilities--4.7%
40,100	Black Hills Corp.	1,205,005
55,000	Duke Energy Corp.	1,065,900
30,000	Progress Energy, Inc.	1,411,500
20,000	Southern Co.	629,600

	TOTAL	4,312,005

	TOTAL COMMON STOCKS (IDENTIFIED COST $73,955,715)	84,622,386

	MUTUAL FUNDS--8.6%
3,843,987	Fifth Third Institutional Money Market Fund	3,843,987
4,091,993	Goldman Sachs Financial Square Money Market Fund	4,091,993

	TOTAL MUTUAL FUNDS (at net asset value)	7,935,980

	TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $81,891,695)[2]	92,558,366

	OTHER ASSETS AND LIABILITIES--NET--0.1%	115,931

	TOTAL NET ASSETS--100%	$92,674,297

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $82,014,470.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Total investments in securities, at value (identified cost $81,891,695)		$92,558,366
Income receivable		170,954
Receivable for investments sold		214,505
Receivable for shares sold		121,317

Total assets		93,065,142

Liabilities:
Payable for investments purchased	$262,205
Payable to bank	3,888
Payable for investment adviser fee	80,330
Payable for administrative personnel and services fee	11,478
Accrued expenses	32,944

Total liabilities		390,845

Net assets for 7,307,328 shares outstanding		$92,674,297

Net Assets Consist of:
Paid in capital		$82,279,714
Net unrealized appreciation of investments		10,666,671
Accumulated net realized loss on investments and options		(392,519)
Undistributed net investment income		120,431

Total Net Assets		$92,674,297

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($92,674,297 ÷ 7,307,328 shares outstanding)		$12.68

Offering price per share (100/94.25 of $12.68)		$13.45

Redemption proceeds per share		$12.68

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2003

Investment Income:
Dividends			$1,658,141
Interest			68,766

Total income			1,726,907

Expenses:
Investment adviser fee		$730,352
Administrative personnel and services fee		128,886
Custodian fees		15,109
Transfer and dividend disbursing agent fees and expenses		44,511
Directors'/Trustees' fees		11,887
Auditing fees		21,743
Legal fees		12,892
Portfolio accounting fees		70,977
Shareholder services fee		214,809
Share registration costs		24,208
Printing and postage		21,220
Insurance premiums		4,064
Miscellaneous		6,282

Total expenses		1,306,940

Waivers:
Waiver of investment adviser fee	$(190,426)
Waiver of shareholder services fee	(85,924)

Total waivers		(276,350)

Net expenses			1,030,590

Net investment income			696,317

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			124,107
Net change in unrealized appreciation of investments			(8,216,301)

Net realized and unrealized loss on investments			(8,092,194)

Change in net assets resulting from operations			$(7,395,877)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31,	2003	2002

Increase (Decrease) in Net Assets
Operations:
Net investment income	$696,317	$391,044
Net realized gain on investments and options	124,107	1,108,914
Net change in unrealized appreciation/depreciation of investments and options	(8,216,301)	(12,961,501)

Change in net assets resulting from operations	(7,395,877)	(11,461,543)

Distributions to Shareholders:
Distributions from net investment income	(662,632)	(305,921)
Distributions from net realized gains on investments and options	(659,765)	(2,012,957)

Change in net assets resulting from distributions to shareholders	(1,322,397)	(2,318,878)

Share Transactions:
Proceeds from sale of shares	21,036,061	68,839,185
Net asset value of shares issued to shareholders in payment of distributions declared	707,995	440,665
Cost of shares redeemed	(24,599,190)	(21,489,759)

Change in net assets resulting from share transactions	(2,855,134)	47,790,091

Change in net assets	(11,573,408)	34,009,670

Net Assets:
Beginning of period	104,247,705	70,238,035

End of period (including undistributed net investment income of $120,431 and $86,746, respectively)	$92,674,297	$104,247,705

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31,	2003	2002[1]	2001	2000	1999

Net Asset Value, Beginning of Period	$13.79	$16.17	$21.15	$21.74	$20.24
Income From Investment Operations:
Net investment income	0.10	0.07	0.07	0.08	0.08
Net realized and unrealized gain (loss) on investments and options	(1.03)	(1.89)	(1.88)	3.27	3.10

TOTAL FROM INVESTMENT OPERATIONS	(0.93)	(1.82)	(1.81)	3.35	3.18

Less Distributions:
Distributions from net investment income	(0.09)	(0.06)	(0.08)	(0.08)	(0.08)
Distributions from net realized gain on investments and options	(0.09)	(0.50)	(3.09)	(3.86)	(1.60)

TOTAL DISTRIBUTIONS	(0.18)	(0.56)	(3.17)	(3.94)	(1.68)

Net Asset Value, End of Period	$12.68	$13.79	$16.17	$21.15	$21.74

Total Return[2]	(6.55%)	(11.46%)	(9.30%)	16.12%	15.90%

Ratios to Average Net Assets:

Expenses	1.20%	1.19%	1.17%	1.09%	1.00%

Net investment income	0.81%	0.50%	0.34%	0.38%	0.39%

Expense waiver/reimbursement[3]	0.32%	0.28%	0.28%	0.25%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$92,674	$104,248	$70,238	$93,870	$99,526

Portfolio turnover	24%	36%	44%	42%	92%

1 Beginning with the year ended May 31, 2002, the Fund was audited by KPMG LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

CCMI Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of CCMI Equity Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on the primary national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended May 31, 2003, the Fund had no outstanding written options contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended May 31,	2003	2002
Shares sold	1,781,750	4,679,069
Shares issued to shareholders in payment of distributions declared	62,410	29,948
Shares redeemed	(2,098,814)	(1,491,062)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(254,654)	3,217,955

FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2003 and 2002, was as follows:

	2003	2002
Ordinary Income[1]	$662,632	$ 305,921
Long-Term Capital Gains	659,765	2,012,957

1 For tax purposes, short-term capital gain distributions are considered as ordinary income.

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$882,885
Undistributed Long-term Capital Gain	121,387
Unrealized Appreciation	10,543,896

At May 31, 2003, the cost of investments for federal tax purposes was $82,014,470. The net unrealized appreciation of investments for federal tax purposes was $10,543,896. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,692,040 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,148,144.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to straddle loss deferrals. Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of May 31, 2003, for federal income tax purposes, post October losses of $1,153,585 were deferred to June 1, 2003.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Commerce Capital Management, Inc. the Fund's adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 per portfolio.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended May 31, 2003, were as follows:

Purchases	$ 19,400,605
Sales	$ 25,088,475

SUBSEQUENT EVENT

On July 21, 2003, the Trustees approved a change in the administrative services and shareholder services providers as well as the transfer and dividend disbursing agent from the parties identified in the preceding notes to Unified Financial Services, Inc. These changes are effective August 4, 2003.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $659,765 as long-term capital gain dividends for the year ended May 31, 2003.

For the fiscal year ended May 31, 2003 certain dividends paid by CCMI Equity Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
CCMI Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CCMI Equity Fund (the "Fund") as of May 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the CCMI Equity Fund for each of the years in the three-year period ended May 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated July 9, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCMI Equity Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
July 11, 2003, except for note--Subsequent Event,
as to which the date is July 21, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is c/o Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204. The CCMI complex consists of two investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the CCMI Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-386-3111.

INTERESTED TRUSTEES BACKGROUND

Name Address Date of Birth	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Timothy L. Ashburn[1] Year of Birth: 1950

Principal Occupation: Chairman of Unified Financial Services, Inc. since 1989 and Chief Executive Officer from 1989 to 1992 and 1994 to April 2002; President of Unified Financial Services from November 1997 to April 2000.

Other Directorships Held: Director of Unified Financial Services, Inc., Unified Fund Services, Inc., and Unified Financial Securities, Inc.; Trustee of AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

Ronald C. Tritschler[1] Year of Birth: 1952

Principal Occupation: Chief Executive Officer, Director and legal counsel of The Webb Companies, a national real estate company, from 2001 to present; Executive Vice President and Director of The Webb Companies from 1990 to 2000.

Other Directorships Held: Director of The Lexington Bank and The Traxx Companies, an owner and operator of convenience stores. Trustee of AmeriPrime Funds, Unified Series Trust and AmeriPrime Advisors Trust.

1 The Trustees have selected Unified Financial Securities, Inc. as the Funds' principal underwriter, effective August 4, 2003. Mr. Ashburn will be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc. and Mr. Tritschler will be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., parent of Unified Financial Securities, Inc.

INDEPENDENT TRUSTEES BACKGROUND

Name Address Date of Birth	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Gary E. Hippenstiel Year of Birth: 1947

Principal Occupation: Director, Vice President and Chief Investment Officer of Legacy Trust Company N.A. since 1992.

Other Directorships Held: Trustee of AmeriPrime Funds, AmeriPrime Advisors Trust, Unified Series Trust and Access Variable Insurance Trust.

Stephen A. Little Year of Birth: 1946

Principal Occupation: President and founder, The Rose, Inc., a registered investment advisor, since April 1993.

Other Directorships Held: Trustee of AmeriPrime Funds, Unified Series Trust and AmeriPrime Advisors Trust.

Daniel J. Condon Year of Birth: 1950

Principal Occupation: Vice President and General Manager, International Crankshaft Inc., an automotive equipment manufacturing company, 1990 to present.

Other Directorships Held: Trustee of AmeriPrime Funds, Unified Series Trust and AmeriPrime Advisors Trust.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Positions
Peter J. Germain Birth Date: September 3, 1959 PRESIDENT Began serving: August 2000

Principal Occupations: Senior Vice President and Director, Mutual Fund Services Division, President of certain investment companies for which Federated Securities Corp. or Edgewood Services, Inc. serve as Principal Distributor, Federated Services Company.

Previous Positions: Senior Corporate Counsel, Federated Services Company; President, Edgewood Services, Inc.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: August 2000	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Beth S. Broderick Birth Date: August 2, 1965 VICE PRESIDENT Began serving: August 2000	Principal Occupations: Vice President, Federated Services Company. . Previous Positions: Client Services Officer, Federated Services Company.

Judith J. Mackin Birth Date: May 30, 1960 VICE PRESIDENT Began serving: August 2000

Principal Occupations: Vice President, Federated Services Company; Treasurer and Assistant Treasurer of certain investment companies for which Federated Securities Corp. and Edgewood Services, Inc. are the principal distributor.

Last Meeting of Shareholders

A Special Meeting of shareholders of the CCMI Fund (the "Trust") consisting of two portfolios: CCMI Bond Fund and CCMI Equity Fund, was held on June 27, 2003. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

1. ELECTION OF TRUSTEES

	Shares Voted Affirmatively	Shares Withheld
Timothy L. Ashburn	17,541,935	0
Ronald C. Tritschler	17,541,935	0
Gary E. Hippenstiel	17,541,935	0
Stephen A. Little	17,541,935	0
Daniel J. Condon	17,541,935	0

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6561
Cusip 12501K302

G00926-02 (7/03)

[Logo of CCMI Funds]

CCMI BOND FUND

A Portfolio of CCMI Funds

INVESTMENT REVIEW

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS

LAST MEETING OF SHAREHOLDERS

May 31, 2003

Not FDIC Insured • May Lose Value • No Bank Guarantee

Investment Review

The fixed income markets have continued to rally over the last 11 months, with the Lehman Brothers U.S. Aggregate Bond Index1 (LBUSABI) experiencing a 10.62% return during that time period, and a 2.62% return for the 3-month period ended May 31, 2003. The bond market has been resilient since the resolution of the war with Iraq. Some speculated that yields would rise sharply when a clear and concise end to the war was at hand. Initially bonds sold off in late March but have since rallied, with the LBUSABI returning 2.71% since March 31, 2003.

The investment objective of the CCMI Bond Fund (Fund) is to provide as high a level of current income as is consistent with the preservation of capital. The Fund attempts to achieve this objective by primarily investing in a diversified portfolio of investment grade fixed income securities, and implementing this strategy by investing in the sectors of the market that offer the best relative value.

The Fund experienced a 12.97% return at net asset value for the 11-month period ending May 31, 2003. This compares favorably to the LBUSABI, which returned 10.62% for the same time period. This performance included income dividend payments of $0.44 per share and capital gains of $0.01. Sector allocation was the primary driver in this level of outperformance. We positioned the Fund to have higher exposure to the corporate bond market and less exposure to the mortgage market as it relates to the sector allocation of the specified benchmark. With rates remaining at historically low levels, the 10-year U.S. Treasury yield at 3.37% as of May 31, 2003, prepayments on mortgages have continued to accelerate, resulting in underperformance in the sector. The Lehman Brothers Mortgage-Backed Securities Index2 returned 6.4% for the last 11 months, substantially falling short of the performance of the broader market. The corporate market, on the other hand, has led the market higher, with the Lehman Brothers Corporate Intermediate Bond Index3 returning 14.11% over the last 11 months. Spreads on corporate bonds continued to tighten relative to the appropriate benchmark U.S. Treasury, which led to outperformance in this sector. This sector allocation decision has resulted in the 2.35 percentage points of outperformance achieved over the last 11 months. The Fund's top ten holdings as of May 31, 2003, and their respective weightings as a percent of the total Fund were as follows:

Federal National Mortgage Association, Note, 5.75%, 11/7/2017	2.3%
Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.15%, 12/27/2022	2.2%
Federal Home Loan Bank System, Series HG08, 1.74%, 3/3/2008	2.2%
Regions Financial Corp., Sub. Note, 7.75%, 9/15/2024	2.1%
Federal Home Loan Mortgage Corporation, Sub. Note, 6.375%, 8/1/2011	1.9%
Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2032	1.8%
Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.05%, 11/7/2017	1.8%
International Business Machines Corp., Deb., 8.375%, 11/1/2019	1.8%
Federal Home Loan Bank System, Bond, 1.79%, 3/24/2008	1.7%
Target Corp., Sr. Deb., 7.00%, 7/15/2031	1.6%

Thank you for your continued confidence and for your investment in the CCMI Bond Fund.

1 LBUSABI is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

2 Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages.

3 Lehman Brothers Corporate Intermediate Bond Index (U.S. Dollars): A subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity less than 10 years.

CCMI BOND FUND

GROWTH OF $10,000 INVESTED IN CCMI BOND FUND

Cumulative Total Return[1] For The Period Ended May 31, 2003
Start of Performance (7/1/2002)	7.90%

The graph above illustrates the hypothetical investment of $10,0002 in CCMI Bond Fund (the "Fund") from July 1, 2002 (start of performance) to May 31, 2003, compared to the Lehman Brothers U.S. Aggregate Bond Index (LBUSABI)3.

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Total return quoted reflects 4.50% maximum sales charge.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSABI has been adjusted to reflect reinvestment of dividends on securities in the index.

3 The LBUSABI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

Portfolio of Investments

May 31, 2003

Principal Amount

		Value
	CORPORATE BONDS--45.8%
	Air Transportation--0.3%
$350,000	United Parcel Service, Inc., Note, 5.00%, 8/15/2013	$352,061

	Banking--9.1%
601,000	African Development Bank, Note, 6.875%, 10/15/2015	750,013
191,000	BT Capital Trust, Company Guarantee, Series B1, 7.90%, 1/15/2027	219,673
500,000	Bank of America Corp., Sub. Note, Series NOTZ, 6.50%, 5/15/2017	521,001
1,000,000	Comerica Bank, Sub. Note, 8.375%, 7/15/2024	1,230,635
1,100,000	Countrywide Home Loans, Inc., Company Guarantee, 8.00%, 8/12/2019	1,109,111
800,000	First Union Institutional Capital II, Company Guarantee, 7.85%, 1/1/2027	953,162
500,000	Firstar Bank, N.A., Sub. Note, 7.125%, 12/1/2009	608,903
250,000	HSBC USA Capital Trust IV, Company Guarantee, 7.53%, 12/4/2026	279,763
188,000	NB Capital Trust II, Company Guarantee, 7.83%, 12/15/2026	224,825
1,257,000	Peoples Bank Bridgeport, Sub. Note, 9.875%, 11/15/2010	1,536,618
1,900,000	Regions Financial Corp., Sub. Note, 7.75%, 9/15/2024	2,437,145
500,000	Union Planters Capital Trust, Bank Guarantee, 8.20%, 12/15/2026	563,564

	TOTAL	10,434,413

	Beverage & Tobacco--1.5%
895,000	Anheuser-Busch Cos., Inc., Bond, 5.35%, 5/15/2023	915,079
750,000	Anheuser-Busch Cos., Inc., Bond, 5.95%, 1/15/2033	843,705

	TOTAL	1,758,784

	Energy--Integrated--0.6%
500,000	Tosco Corp., Note, 8.125%, 2/15/2030	690,967

	Finance--Retail--1.9%
865,000	Commercial Credit Co., Note, 6.625%, 6/1/2015	1,039,983
1,000,000	Household Finance Corp., Sr. Note, Series MTN, 2.19%, 2/28/2008	1,010,244
166,000	Household Finance Corp., Sr. Note, Series NOT1, 7.50%, 4/15/2017	175,652

	TOTAL	2,225,879

	Financial Intermediaries--3.8%
500,000	Citigroup, Inc., 6.50%, 1/18/2011	590,573
250,000	Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010	305,889
1,000,000	Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,168,395
900,000	Lehman Brothers Holdings, Inc., Note, 6.75%, 7/1/2022	951,860
230,000	Merrill Lynch & Co., Inc., Bond, 6.50%, 7/15/2018	269,776
1,000,000	Wells Fargo & Co., Sub. Note, 5.125%, 9/1/2012	1,083,298

	TOTAL	4,369,791

	Financial Services--8.6%
1,000,000	Beneficial Corp., Note, Series E, 6.47%, 11/17/2008	1,144,808
1,250,000	Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	1,398,090
1,000,000	General Electric Capital Corp., 6.00%, 6/15/2012	1,139,785
1,500,000	General Electric Capital Corp., Note, Series MTN, 6.75%, 3/15/2032	1,802,690
500,000	General Electric Capital Corp., Sr. Note, 5.10%, 4/25/2018	507,014
500,000	JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	566,763
800,000	JPM Capital Trust II, Bond, 7.95%, 2/1/2027	935,599
1,000,000	Morgan Stanley, Note, 6.60%, 4/1/2012	1,175,461
600,000	Morgan Stanley, Unsub., 6.75%, 4/15/2011	707,608
265,000	Morgan Stanley & Co., Inc., Deb., 7.50%, 2/1/2024	282,516
215,000	Student Loan Marketing Association, 5.125%, 8/27/2012	232,038

	TOTAL	9,892,372

	Food & Drug Retailers--1.0%
1,000,000	McDonald's Corp., Sub. Deb., 7.31%, 9/15/2027	1,107,937

	Industrial Products & Equipment--2.7%
1,000,000	AutoZone, Inc., Sr. Note, 5.875%, 10/15/2012	1,102,055
500,000	General Electric Co., Note, 5.00%, 2/1/2013	535,035
1,000,000	Honeywell International, Inc., Bond, 6.125%, 11/1/2011	1,150,811
300,000	Johnson Controls, Inc., Deb., 8.20%, 6/15/2024	327,612

	TOTAL	3,115,513

	Insurance--0.1%
100,000	Aetna, Inc., Deb., 7.25%, 8/15/2023	119,319

	Metals & Mining--0.7%
670,000	Alcoa, Inc., Note, 6.50%, 6/1/2011	784,859

	Pharmaceuticals--1.0%
1,000,000	Bristol-Myers Squibb Co., Note, 5.75%, 10/1/2011	1,124,700

	Rail Industry--0.3%
300,000	Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 6.20%, 5/1/2013	351,635

	Retailers--2.7%
1,000,000	May Department Stores Co., Company Guarantee, 8.30%, 7/15/2026	1,163,780
102,000	May Department Stores Co., Sr. Deb., 8.50%, 6/1/2019	129,399
1,500,000	Target Corp., Sr. Deb., 7.00%, 7/15/2031	1,861,471

	TOTAL	3,154,650

	Sovereign--0.5%
500,000	Tennessee Valley Authority, Bond, Series E, 6.25%, 12/15/2017	610,509

	Technology Services--1.8%
1,460,000	International Business Machines Corp., Deb., 8.375%, 11/1/2019	2,032,521

	Telecommunications & Cellular--6.7%
1,000,000	BellSouth Capital Funding Corp., Deb., 7.875%, 2/15/2030	1,333,365
634,000	GTE Corp., Deb., 7.90%, 2/1/2027	724,739
800,000	Nynex Capital Funding Co., Company Guarantee, Series B, 8.23%, 10/15/2009	998,459
260,000	Pacific Bell, Deb., 6.625%, 10/15/2034	296,838
250,000	Pacific Bell, Deb., 7.375%, 6/15/2025	258,854
405,000	Pacific Bell, Deb., 7.50%, 2/1/2033	417,718
300,000	Southwestern Bell Telephone Co., Deb., 6.625%, 9/1/2024	309,746
1,300,000	Southwestern Bell Telephone Co., Deb., 7.00%, 7/1/2015	1,613,249
1,000,000	Verizon Global Funding, Note, 6.875%, 6/15/2012	1,185,084
500,000	Vodafone Group PLC, Note, 5.375%, 1/30/2015	540,635

	TOTAL	7,678,687

	Utilities--2.5%
100,000	Dayton Power & Light Co., 1st Mtg. Bond, 8.15%, 1/15/2026	104,617
500,000	Delmarva Power and Light Co., 1st Mtg. Bond, Series MBIA, 7.71%, 6/1/2025	556,551
250,000	Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%, 3/1/2008	256,940
300,000	Indianapolis, IN Power & Light Co., 1st Mtg. Bond, Series MBIA, 7.375%, 8/1/2007	345,528
915,000	Mississippi Power Co., 1st Mtg. Bond, 6.875%, 12/1/2025	1,008,769
261,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, Series MBIA, 7.20%, 10/1/2015	326,478
250,000	Virginia Electric & Power Co., 1st Ref. Mtg., Series MBI, 7.00%, 1/1/2024	263,414

	TOTAL	2,862,297

	TOTAL CORPORATE BONDS (IDENTIFIED COST $48,242,418)	52,666,894

	GOVERNMENT AGENCIES--42.0%
	Federal Home Loan Mortgage Corporation--11.5%
1,000,000	Federal Home Loan Mortgage Corporation, 6.05%, 11/27/2017	1,018,976
1,000,000	Federal Home Loan Mortgage Corporation, Note, 5.125%, 8/20/2012	1,037,843
1,000,000	Federal Home Loan Mortgage Corporation, Note, 6.00%, 6/27/2017	1,111,984
950,000	Federal Home Loan Mortgage Corporation, Note, 6.25%, 7/31/2017	956,316
1,130,000	Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.00%, 12/27/2022	1,133,288
2,000,000	Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.05%, 11/7/2017	2,033,642
2,500,000	Federal Home Loan Mortgage Corporation, Note, Series MTN, 6.15%, 12/27/2022	2,507,515
1,000,000	Federal Home Loan Mortgage Corporation, Sub. Note, 6.25%, 3/5/2012	1,135,875
2,000,000	Federal Home Loan Mortgage Corporation, Sub. Note, 6.375%, 8/1/2011	2,229,118

	TOTAL	13,164,557

	Federal National Mortgage Association--10.3%
815,000	Federal National Mortgage Association, Bond, 6.16%, 1/30/2023	820,903
1,250,000	Federal National Mortgage Association, Note, 5.50%, 11/8/2016	1,339,117
2,500,000	Federal National Mortgage Association, Note, 5.75%, 11/7/2017	2,650,040
1,000,000	Federal National Mortgage Association, Note, 6.00%, 8/14/2015	1,008,458
1,000,000	Federal National Mortgage Association, Note, 6.20%, 6/13/2017	1,124,618
600,000	Federal National Mortgage Association, Note, 6.25%, 2/28/2017	672,384
1,560,000	Federal National Mortgage Association, Note, 7.00%, 4/15/2022	1,634,117
500,000	Federal National Mortgage Association, Note, Series B, 6.37%, 2/25/2014	517,303
1,000,000	Federal National Mortgage Association, Unsecd. Note, 4.55%, 12/18/2009	1,014,957
1,000,000	Federal National Mortgage Association, Unsecd. Note, 5.50%, 12/30/2014	1,022,207

	TOTAL	11,804,104

	Government Agencies--20.2%
1,000,000	Federal Farm Credit Bank, Bond, 5.05%, 12/27/2012	1,062,833
2,000,000	Federal Home Loan Bank System, Bond, 1.79%, 3/24/2008	2,000,174
1,485,000	Federal Home Loan Bank System, Bond, 5.00%, 6/18/2018	1,488,827
1,000,000	Federal Home Loan Bank System, Bond, 5.00%, 6/26/2018	1,001,125
1,000,000	Federal Home Loan Bank System, Bond, 5.05%, 6/26/2018	1,002,116
1,000,000	Federal Home Loan Bank System, Bond, 5.125%, 9/27/2012	1,042,747
1,250,000	Federal Home Loan Bank System, Bond, 5.24%, 3/26/2018	1,270,071
1,010,000	Federal Home Loan Bank System, Bond, 5.25%, 6/5/2023	1,003,658
1,150,000	Federal Home Loan Bank System, Bond, 5.37%, 3/19/2018	1,171,619
1,000,000	Federal Home Loan Bank System, Bond, 5.50%, 4/10/2018	1,003,560
1,000,000	Federal Home Loan Bank System, Bond, 5.70%, 11/21/2017	1,016,146
1,000,000	Federal Home Loan Bank System, Bond, 5.75%, 2/5/2018	1,022,960
1,100,000	Federal Home Loan Bank System, Bond, 5.875%, 9/19/2017	1,112,211
1,500,000	Federal Home Loan Bank System, Bond, 6.00%, 1/17/2023	1,507,871
1,000,000	Federal Home Loan Bank System, Bond, 6.15%, 9/5/2017	1,010,392
1,200,000	Federal Home Loan Bank System, Bond, 6.25%, 8/15/2017	1,210,034
1,250,000	Federal Home Loan Bank System, Bond, 6.50%, 6/27/2017	1,253,800
530,000	Federal Home Loan Bank System, Bond, Series CP15, 6.025%, 10/16/2015	538,613
2,500,000	Federal Home Loan Bank System, Series HG08, 1.74%, 3/3/2008	2,501,410

	TOTAL	23,220,167

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $46,821,928)	48,188,828

	MORTGAGE BACKED SECURITIES--4.1%
	Federal Home Loan Mortgage Corporation--0.3%
335,183	Federal Home Loan Mortgage Corporation, Pool N98839, 7.00%, 5/1/2007	345,695

	Government National Mortgage Association--3.8%
539,869	Government National Mortgage Association, Pool 494081, 7.00%, 8/15/2014	579,432
713,722	Government National Mortgage Association, Pool 544525, 7.00%, 5/15/2031	752,270
1,982,051	Government National Mortgage Association, Pool 565504, 5.50%, 9/15/2032	2,074,933
857,379	Government National Mortgage Association, Pool 780758, 7.00%, 4/15/2013	$920,326

	TOTAL	4,326,961

	TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $4,434,983)	4,672,656

	LONG-TERM MUNICIPALS--4.0%
	North Carolina--0.9%
1,070,000	North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, Weekly VRDNs (Wachovia Bank N.A. LOC)	1,070,000

	Oklahoma--0.7%
620,000	Choctaw County, OK IDA, Revenue Bonds, 8.00% Bonds (Future Quest, Inc.), 7/1/2012	807,345

	Tennessee--2.4%
1,000,000	Clarksville, TN Public Building Authority, GO UT, Weekly VRDNs (SunTrust Bank LOC)	1,000,000
1,800,000	Jefferson City, TN HEFA, Revenue Bond, VRNs (SunTrust Bank LOC), 6/1/2008	1,800,000

	TOTAL	2,800,000

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $4,587,572)	4,677,345

	PREFERRED STOCKS--1.9%
	Banking--0.3%
11,000	ML Preferred Capital Trust V, Pfd., $1.82	299,860
4,000	UBS Preferred Funding Trust IV, Pfd.	100,400

	TOTAL	400,260

	Financial Intermediaries--0.5%
10,150	Citigroup Capital IX, Cumulative Pfd.	260,754
10,000	Wells Fargo & Co., Pfd., $5.85	255,000

	TOTAL	515,754

	Financial Services--0.6%
15,000	BAC Capital Trust III, Pfd.	406,800
10,000	Wachovia Preferred Funding, REIT Perpetual Pfd. Stock, Series A	275,900

	TOTAL	682,700

	Insurance--0.5%
6,400	ING Groep N.V., Pfd.	173,440
15,500	PreferredPlus Trust, Pfd., Series GSG1	400,675

	TOTAL	574,115

	TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,041,120)	2,172,829

	MUTUAL FUNDS--5.0%
2,641,036	Fifth Third Institutional Money Market Fund	2,641,036
3,100,000	Goldman Sachs Financial Square Money Market Fund	3,100,000

	TOTAL MUTUAL FUNDS (at net asset value)	5,741,036

	TOTAL INVESTMENTS--102.8% (IDENTIFIED COST $111,869,057)[1]	118,119,588

	OTHER ASSETS AND LIABILITIES--NET--(2.8)%	(3,251,036)

	TOTAL NET ASSETS--100%	$114,868,552

1 The cost of investments for federal tax purposes amounts to $111,869,057.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
LOC	--Letter of Credit
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Total investments in securities, at value (identified cost $111,869,057)		$118,119,588
Income receivable		1,555,801
Receivable for shares sold		20,100

Total assets		119,695,489

Liabilities:
Payable for investments purchased	$4,486,594
Payable for shares redeemed	172,400
Payable to bank	2,681
Payable for investment adviser fee	91,891
Payable for administrative personnel and services fee	14,274
Accrued expenses	59,097

Total liabilities		4,826,937

Net assets for 10,611,537 shares outstanding		$114,868,552

Net Assets Consist of:
Paid in capital		$107,448,842
Net unrealized appreciation of investments		6,250,531
Accumulated net realized gain on investments		1,143,215
Undistributed net investment income		25,964
Total Net Assets		$114,868,552
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($114,868,552 ÷ 10,611,537 shares outstanding)		$10.82

Offering price per share (100/95.50 of $10.82)		$11.33

Redemption proceeds per share		$10.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended May 31, 20031

Investment Income:
Dividends		$46,141
Interest		4,529,334

Total income		4,575,475

Expenses:
Investment adviser fee	$491,888
Administrative personnel and services fee	122,972
Custodian fees	7,196
Transfer and dividend disbursing agent fees and expenses	39,124
Directors'/Trustees' fees	6,170
Auditing fees	16,498
Legal fees	4,106
Portfolio accounting fees	66,871
Share registration costs	21,403
Printing and postage	13,417
Insurance premiums	1,025
Miscellaneous	4,106

Total expenses	794,776

Waiver of investment adviser fee	(97,642)

Net expenses		697,134

Net investment income		3,878,341

Realized and Unrealized Gain on Investments:
Net realized gain on investments		1,244,292
Net change in unrealized appreciation of investments		5,618,729

Net realized and unrealized gain on investments		6,863,021

Change in net assets resulting from operations		$10,741,362

1 For the period from July 1, 2002 (date of initial public investment) to May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended 5/31/2003[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,878,341
Net realized gain on investments	1,244,292
Net change in unrealized appreciation of investments	5,618,729

Change in net assets resulting from operations	10,741,362

Distributions to Shareholders:
Distributions from net investment income	(3,852,377)
Distributions from net realized gains on investments	(101,077)

Change in net assets resulting from distributions to shareholders	(3,953,454)

Share Transactions:
Proceeds from sale of shares	74,941,481
Proceeds from shares issued in connection with the tax-free transfer of assets from National Commerce Bank Common Trust Fund A -- Fixed Income Fund	43,258,837
Net asset value of shares issued to shareholders in payment of distributions declared	101,354
Cost of shares redeemed	(10,221,028)

Change in net assets resulting from share transactions	108,080,644

Change in net assets	114,868,552

Net Assets:
Beginning of period	--

End of period (including undistributed net investment income of $25,964 at May 31, 2003)	$114,868,552

1 For the period from July 1, 2002 (date of initial public investment) to May 31, 2003.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Period Ended 5/31/2003[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.44
Net realized and unrealized gain on investments	0.83

Total from investment operations	1.27

Less Distributions:
Distributions from net investment income	(0.44)
Distributions from net realized gain on investments	(0.01)

Total Distributions	(0.45)

Net Asset Value, End of Period	$10.82

Total Return[2]	12.97%

Ratios to Average Net Assets:

Expenses	0.85%[3]

Net investment income	4.73%[3]

Expense waiver/reimbursement4	0.12%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$114,869

Portfolio turnover	64%

1 Reflects operations for the period from July 1, 2002 (date of initial public investment) to May 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

CCMI Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of CCMI Bond Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide current income consistent with preservation of capital.

On July 1, 2002, the Fund received a tax-free transfer of assets from National Commerce Bank Common Trust Fund A -- Fixed Income Fund as follows:

Shares of the Fund Issued
National Commerce Bank Common Trust Fund A -- Fixed Income Fund Net Assets Received
Unrealized Appreciation[1]
Net Assets of Fund Prior to Combination
Net Assets of National Commerce Bank Common Trust Fund A -- Fixed Income Fund Immediately Prior to Combination
Net Assets of the Fund Immediately After Combination
National Commerce Bank Common Trust Fund A -- Fixed Income Fund	4,325,884	$43,258,837	$631,802	$250	$43,258,837	$43,259,087

1 Unrealized appreciation is included in the National Commerce Bank Common Trust Fund A -- Fixed Income Fund Net Assets Received as shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price provided by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices as furnished by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Period Ended 5/31/2003[1]
Shares sold	7,255,564
Shares issued in connection with tax-free transfer of assets from National Commerce Bank Common Trust Fund A -- Fixed Income Fund	4,325,884
Shares issued to shareholders in payment of distributions declared	9,662
Shares redeemed	(979,573)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,611,537

1 Reflects operation for the period from July 1, 2002 (date of initial public investment) to May 31, 2003.

FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended May 31, 20031 , were as follows:

Ordinary Income[2]	$3,952,453
Long-Term Capital Gains	1,001

1 Reflects operation for the period from July 1, 2002 (date of initial public investment) to May 31, 2003.

2 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 765,542
Undistributed Long-term Capital Gain	403,637
Unrealized Appreciation	6,250,531

At May 31, 2003, the cost of investments for federal tax purposes was $111,869,057. The net unrealized appreciation of investments for federal tax purposes was $6,250,531. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,252,819 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,288.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Commerce Capital Management, Inc., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 per portfolio.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to reimburse FSC. For the period ended May 31, 2003, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended May 31, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. Government securities and short-term obligations (and in-kind contributions), for the period ended May 31, 2003, were as follows:

Purchases

$58,419,284
Sales	$24,926,929

Purchases and sales of long-term U.S. Government securities, for the period ended May 31, 2003, were as follows:

Purchases

$65,574,838
Sales	$33,286,047

SUBSEQUENT EVENT

On July 21, 2003, the Trustees approved a change in the administrative services, shareholder services and distribution services providers as well as the transfer and dividend disbursing agent from the parties identified in the preceding notes to Unified Financial Services, Inc. These changes are effective August 4, 2003.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $1,001 as long-term capital gain dividends for the period ended May 31, 2003.

For the period ended May 31, 2003 certain dividends paid by CCMI Bond Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of

CCMI Bond Fund:

We have audited the accompanying statement of assets and liabilities of CCMI Bond Fund (the "Fund"), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from July 1, 2002 (date of initial public investment) through May 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCMI Bond Fund as of May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period from July 1, 2002 through May 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
July 11, 2003, except for note--Subsequent Event,
as to which the date is July 21, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is c/o Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204. The CCMI Complex consists of two investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the CCMI Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-386-3111.

INTERESTED TRUSTEES BACKGROUND

Name Address Date of Birth	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Timothy L. Ashburn[1] Year of Birth: 1950

Principal Occupation: Chairman of Unified Financial Services, Inc. since 1989 and Chief Executive Officer from 1989 to 1992 and 1994 to April 2002; President of Unified Financial Services from November 1997 to April 2000.

Other Directorships Held: Director of Unified Financial Services, Inc., Unified Fund Services, Inc., and Unified Financial Securities, Inc.; Trustee of AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

Ronald C. Tritschler[1] Year of Birth: 1952

Principal Occupation: Chief Executive Officer, Director and legal counsel of The Webb Companies, a national real estate company, from 2001 to present; Executive Vice President and Director of The Webb Companies from 1990 to 2000.

Other Directorships Held: Director of The Lexington Bank and The Traxx Companies, an owner and operator of convenience stores. Trustee of AmeriPrime Funds, Unified Series Trust and AmeriPrime Advisors Trust.

1 The Trustees have selected Unified Financial Securities, Inc., as the Funds' principal underwriter, effective August 4, 2003. Mr. Ashburn will be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., and Mr. Tritschler will be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., parent of Unified Financial Securities, Inc.

INDEPENDENT TRUSTEES BACKGROUND

Name Address Date of Birth	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Gary E. Hippenstiel Year of Birth: 1947

Principal Occupation: Director, Vice President and Chief Investment Officer of Legacy Trust Company N.A. since 1992.

Other Directorships Held: Trustee of AmeriPrime Funds, AmeriPrime Advisors Trust, Unified Series Trust and Access Variable Insurance Trust.

Stephen A. Little Year of Birth: 1946

Principal Occupation: President and founder, The Rose, Inc., a registered investment advisor, since April 1993.

Other Directorships Held: Trustee of AmeriPrime Funds, Unified Series Trust and AmeriPrime Advisors Trust.

Daniel J. Condon Year of Birth: 1950

Principal Occupation: Vice President and General Manager, International Crankshaft Inc., an automotive equipment manufacturing company, 1990 to present.

Other Directorships Held: Trustee of AmeriPrime Funds, Unified Series Trust and AmeriPrime Advisors Trust.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Positions
Peter J. Germain Birth Date: September 3, 1959 PRESIDENT Began serving: August 2000

Principal Occupations: Senior Vice President and Director, Mutual Fund Services Division, President of certain investment companies for which Federated Securities Corp. or Edgewood Services, Inc. serve as Principal Distributor, Federated Services Company.

Previous Positions: Senior Corporate Counsel, Federated Services Company; President, Edgewood Services, Inc.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: August 2000	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Beth S. Broderick Birth Date: August 2, 1965 VICE PRESIDENT Began serving: August 2000	Principal Occupations: Vice President, Federated Services Company. . Previous Positions: Client Services Officer, Federated Services Company.

Judith J. Mackin Birth Date: May 30, 1960 VICE PRESIDENT Began serving: August 2000

Principal Occupations: Vice President, Federated Services Company; Treasurer and Assistant Treasurer of certain investment companies for which Federated Securities Corp. and Edgewood Services, Inc. are the principal distributor.

Last Meeting of Shareholders

A Special Meeting of shareholders of the CCMI Fund (the "Trust") consisting of two portfolios: CCMI Bond Fund and CCMI Equity Fund, was held on June 27, 2003. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

1. ELECTION OF TRUSTEES

	Shares Voted Affirmatively	Shares Withheld
Timothy L. Ashburn	17,541,935	0
Ronald C. Tritschler	17,541,935	0
Gary E. Hippenstiel	17,541,935	0
Stephen A. Little	17,541,935	0
Daniel J. Condon	17,541,935	0

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6561
Cusip 12501K401

28769 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  CCMI Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Peter J. Germain, Principal Executive Officer

Date        July 24, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 24, 2003